ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	March 31, 2026	March 31, 2025
	($)	($)
Accounts payable	298,194	488,338
Accrued liabilities	596,159	292,585
Total	894,353	780,923